UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2015

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/14 (Unaudited)

COMMON STOCKS (97.7%)(a)
		Shares	Value

Aerospace and defense (0.5%)

AviChina Industry & Technology Co., Ltd. (China)		2,608,000	$1,597,847

			1,597,847
Air freight and logistics (1.2%)

Deutsche Post AG (Germany)		116,933	3,825,889

			3,825,889
Airlines (0.4%)

International Consolidated Airlines Group SA (Spain)(NON)		164,924	1,232,506

			1,232,506
Auto components (0.9%)

Toyota Industries Corp. (Japan)		61,400	3,137,373

			3,137,373
Automobiles (2.7%)

Daimler AG (Registered Shares) (Germany)		20,669	1,724,428

Tata Motors, Ltd. (India)		166,499	1,298,542

Toyota Motor Corp. (Japan)		55,200	3,442,303

Yamaha Motor Co., Ltd. (Japan)		122,300	2,459,623

			8,924,896
Banks (6.8%)

Bank of Ireland (Ireland)(NON)		9,388,468	3,500,505

Credicorp, Ltd. (Peru)		14,000	2,242,520

Dubai Islamic Bank PJSC (United Arab Emirates)		1,059,805	1,948,126

Grupo Financiero Banorte SAB de CV (Mexico)		156,000	861,958

ING Groep NV GDR (Netherlands)(NON)		259,974	3,366,042

Metro Bank PLC (acquired 1/15/14, cost $1,092,323) (Private) (United Kingdom)(F)(RES)(NON)		51,316	1,064,749

Natixis SA (France)		388,305	2,553,428

Sumitomo Mitsui Financial Group, Inc. (Japan)		75,400	2,724,391

TSB Banking Group PLC (United Kingdom)(NON)(S)		346,615	1,498,401

Turkiye Garanti Bankasi AS (Turkey)		418,127	1,675,411

Virgin Money Holdings UK PLC (United Kingdom)(NON)		213,013	956,167

			22,391,698
Beverages (2.5%)

Anheuser-Busch InBev NV (Belgium)		63,820	7,181,901

Britvic PLC (United Kingdom)		102,678	1,069,955

			8,251,856
Biotechnology (2.4%)

Celgene Corp.(NON)		20,600	2,304,316

China Biologic Products, Inc. (China)(NON)		26,800	1,801,764

Gilead Sciences, Inc.(NON)		20,500	1,932,330

Grifols SA ADR (Spain)		59,315	2,016,117

			8,054,527
Building products (1.7%)

Assa Abloy AB Class B (Sweden)		75,856	4,008,754

Daikin Industries, Ltd. (Japan)		23,000	1,483,438

			5,492,192
Capital markets (1.4%)

KKR & Co. LP		107,000	2,483,470

UBS Group AG (Switzerland)		134,204	2,306,927

			4,790,397
Chemicals (2.6%)

Croda International PLC (United Kingdom)		40,732	1,678,318

Monsanto Co.		24,700	2,950,909

Symrise AG (Germany)		47,689	2,892,048

Tronox, Ltd. Class A		39,900	952,812

			8,474,087
Commercial services and supplies (2.1%)

Regus PLC (United Kingdom)(S)		1,428,895	4,602,284

Tyco International PLC		53,800	2,359,668

			6,961,952
Communications equipment (0.8%)

Alcatel-Lucent (France)(NON)(S)		713,575	2,533,317

			2,533,317
Construction and engineering (1.0%)

China WindPower Group, Ltd. (China)(NON)		18,330,000	969,565

Mota-Engil Africa NV (Angola)(NON)		45,692	395,763

Mota-Engil SGPS SA (Portugal)(S)		605,778	1,924,068

			3,289,396
Diversified consumer services (1.7%)

Affinity Education Group, Ltd. (Australia)(NON)		907,913	903,555

G8 Education, Ltd. (Australia)		686,488	2,321,455

New Oriental Education & Technology Group, Inc. ADR (China)(NON)		111,900	2,283,879

			5,508,889
Diversified financial services (2.2%)

Challenger, Ltd. (Australia)		848,333	4,469,039

Eurazeo SA (France)		22,839	1,595,343

Plus500, Ltd. (Israel)(S)		121,393	1,119,610

			7,183,992
Diversified telecommunication services (1.8%)

Com Hem Holding AB (Sweden)(NON)		362,363	2,909,669

Telecom Italia SpA RSP (Italy)		3,484,983	2,912,870

			5,822,539
Electronic equipment, instruments, and components (1.3%)

Hollysys Automation Technologies, Ltd. (China)(NON)		63,700	1,556,191

Murata Manufacturing Co., Ltd. (Japan)		24,400	2,665,298

			4,221,489
Energy equipment and services (0.6%)

Ezion Holdings, Ltd. (Singapore)		2,516,280	2,133,277

			2,133,277
Food and staples retail (0.2%)

Lenta, Ltd. 144A GDR (Russia)(NON)		78,699	532,005

			532,005
Food products (5.7%)

Associated British Foods PLC (United Kingdom)		102,726	4,991,010

Barry Callebaut AG (Switzerland)		2,232	2,285,957

Kerry Group PLC Class A (Ireland)		56,891	3,925,257

Nestle SA (Switzerland)		85,301	6,252,695

WH Group, Ltd. 144A (Hong Kong)(NON)		2,423,451	1,383,380

			18,838,299
Gas utilities (1.1%)

Tokyo Gas Co., Ltd. (Japan)		699,000	3,771,918

			3,771,918
Health-care equipment and supplies (0.5%)

Sartorius AG (Preference) (Germany)		14,374	1,754,360

			1,754,360
Health-care providers and services (0.6%)

China Pioneer Pharma Holdings, Ltd. (China)(S)		2,351,000	1,839,050

			1,839,050
Hotels, restaurants, and leisure (4.1%)

Compass Group PLC (United Kingdom)		321,456	5,479,003

Dalata Hotel Group PLC (Ireland)(NON)		308,041	1,096,835

Melco Crown Entertainment, Ltd. ADR (Hong Kong)		51,300	1,303,020

Thomas Cook Group PLC (United Kingdom)(NON)		1,714,270	3,375,113

TUI AG (Germany)(NON)		144,373	2,319,955

			13,573,926
Household durables (2.1%)

Ozner Water International Holding, Ltd. 144A (China)(NON)		1,908,000	729,365

Panasonic Corp. (Japan)		304,100	3,572,771

Skyworth Digital Holdings, Ltd. (China)		4,856,000	2,629,860

			6,931,996
Household products (1.2%)

Henkel AG & Co. KGaA (Preference) (Germany)		37,858	4,095,272

			4,095,272
Independent power and renewable electricity producers (0.9%)

China Power New Energy Development Co., Ltd. (China)(NON)		20,300,000	1,293,068

China Resources Power Holdings Co., Ltd. (China)		638,000	1,629,977

			2,923,045
Industrial conglomerates (2.4%)

Siemens AG (Germany)		31,334	3,553,596

Toshiba Corp. (Japan)		1,057,000	4,475,758

			8,029,354
Insurance (4.7%)

Admiral Group PLC (United Kingdom)		57,784	1,183,338

AIA Group, Ltd. (Hong Kong)		1,292,800	7,118,753

Prudential PLC (United Kingdom)		252,836	5,818,302

St James's Place PLC (United Kingdom)		106,097	1,333,349

			15,453,742
Internet and catalog retail (0.6%)

Ctrip.com International, Ltd. ADR (China)(NON)		17,400	791,700

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)		5	5

Global Fashion Holding SA (acquired 8/2/13, cost $351,064) (Private) (Brazil)(F)(RES)(NON)		8,287	208,314

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)		5	5

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Brazil)(F)(RES)(NON)		2	2

Zalando SE (acquired 9/30/13, cost $717,421) (Private) (Germany)(F)(RES)(NON)		29,920	830,898

			1,830,924
Internet software and services (2.3%)

Alibaba Group Holding, Ltd. ADR (China)(NON)		30,590	3,179,525

Google, Inc. Class C(NON)		2,742	1,443,389

Pandora Media, Inc.(NON)		88,800	1,583,304

Tencent Holdings, Ltd. (China)		100,000	1,434,834

			7,641,052
IT Services (0.2%)

Fujitsu, Ltd. (Japan)		125,000	665,858

			665,858
Life sciences tools and services (0.3%)

Agilent Technologies, Inc.		25,200	1,031,688

			1,031,688
Machinery (1.3%)

Daifuku Co., Ltd. (Japan)		175,900	1,969,345

IHI Corp. (Japan)		470,000	2,386,346

			4,355,691
Media (4.2%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)		115,292	1,621,582

Liberty Global PLC Ser. C (United Kingdom)		41,885	2,023,464

Liberty Global PLC Ser. A (United Kingdom)(NON)		16,977	852,330

Mediaset SpA (Italy)(NON)		267,282	1,100,916

Numericable-SFR (France)(NON)		63,899	3,150,878

Quebecor, Inc. Class B (Canada)		93,000	2,556,740

WPP PLC (United Kingdom)		125,210	2,597,631

			13,903,541
Metals and mining (0.3%)

BHP Billiton, Ltd. (Australia)		37,108	880,519

			880,519
Multi-utilities (0.7%)

Veolia Environnement SA (France)		128,840	2,288,010

			2,288,010
Multiline retail (0.3%)

Mitra Adiperkasa Tbk PT (Indonesia)		2,266,500	921,536

			921,536
Oil, gas, and consumable fuels (2.0%)

BG Group PLC (United Kingdom)		93,582	1,245,645

EnCana Corp. (Canada)		86,300	1,201,128

Gaztransport Et Technigaz SA (France)		22,378	1,321,615

Genel Energy PLC (United Kingdom)(NON)		178,770	1,913,547

Origin Energy, Ltd. (Australia)		93,614	883,441

			6,565,376
Personal products (0.9%)

Coty, Inc. Class A(NON)		137,900	2,849,014

			2,849,014
Pharmaceuticals (9.2%)

Actavis PLC(NON)		15,500	3,989,855

Allergan, Inc.		9,100	1,934,569

Astellas Pharma, Inc. (Japan)		357,700	4,978,329

AstraZeneca PLC (United Kingdom)		39,112	2,751,359

Bayer AG (Germany)		24,657	3,370,844

Glenmark Pharmaceuticals, Ltd. (India)		133,604	1,624,928

Sanofi (France)		15,715	1,432,201

Shionogi & Co., Ltd. (Japan)		48,000	1,243,460

Shire PLC (United Kingdom)		63,590	4,499,200

Takeda Pharmaceutical Co., Ltd. (Japan)		68,500	2,842,455

UCB SA (Belgium)		23,853	1,810,209

			30,477,409
Professional services (1.0%)

Experian PLC (United Kingdom)		133,452	2,251,031

Recruit Holdings Co., Ltd. (Japan)(NON)		33,200	939,941

			3,190,972
Real estate investment trusts (REITs) (1.1%)

Hibernia REIT PLC (Ireland)(NON)		2,701,572	3,537,717

			3,537,717
Real estate management and development (2.8%)

CSI Properties, Ltd. (Hong Kong)		33,910,000	1,346,443

Foxtons Group PLC (United Kingdom)		379,336	937,718

Kennedy-Wilson Holdings, Inc.		52,305	1,323,317

Mitsubishi Estate Co., Ltd. (Japan)		115,000	2,433,901

Oberoi Realty, Ltd. (India)		343,886	1,523,341

Sumitomo Realty & Development Co., Ltd. (Japan)		50,000	1,703,273

			9,267,993
Semiconductors and semiconductor equipment (1.6%)

Silergy Corp. (Taiwan)		172,992	1,415,277

SK Hynix, Inc. (South Korea)(NON)		56,232	2,421,309

Sumco Corp. (Japan)		91,300	1,312,875

			5,149,461
Software (0.8%)

TiVo, Inc.(NON)		236,300	2,797,792

			2,797,792
Specialty retail (1.3%)

Sports Direct International PLC (United Kingdom)(NON)		215,410	2,362,464

WH Smith PLC (United Kingdom)		92,838	1,936,959

			4,299,423
Technology hardware, storage, and peripherals (1.1%)

Konica Minolta Holdings, Inc. (Japan)		176,800	1,907,066

Samsung Electronics Co., Ltd. (South Korea)		1,441	1,732,157

			3,639,223
Textiles, apparel, and luxury goods (1.3%)

Luxottica Group SpA (Italy)		79,486	4,351,671

			4,351,671
Tobacco (1.5%)

Japan Tobacco, Inc. (Japan)		178,000	4,887,539

			4,887,539
Trading companies and distributors (2.1%)

Mitsubishi Corp. (Japan)		160,200	2,938,048

Wolseley PLC (United Kingdom)		70,769	4,028,765

			6,966,813
Transportation infrastructure (0.7%)

Sumitomo Warehouse Co., Ltd. (The) (Japan)		413,000	2,218,341

			2,218,341
Water utilities (0.6%)

China Water Affairs Group, Ltd. (China)(S)		2,402,000	1,097,080

Sound Global, Ltd. (China)(NON)		899,000	1,040,471

			2,137,551
Wireless telecommunication services (1.4%)

Bharti Infratel, Ltd. (India)		355,508	1,895,497

SoftBank Corp. (Japan)		46,700	2,779,218

			4,674,715

Total common stocks (cost $308,224,516)			$322,100,915

INVESTMENT COMPANIES (0.6%)(a)
		Shares	Value

Market Vectors Vietnam ETF (Vietnam)		108,200	$2,079,604

Total investment companies (cost $2,208,274)			$2,079,604

U.S. TREASURY OBLIGATIONS (0.0%)(a)
		Principal amount	Value

U.S. Treasury Notes 2.000%, January 31, 2016(i)		$121,000	$124,180

Total U.S. treasury Obligations (cost $124,180)			$124,180

SHORT-TERM INVESTMENTS (5.0%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)	Shares	8,659,561	$8,659,561

Putnam Short Term Investment Fund 0.10%(AFF)	Shares	5,265,403	5,265,403

U.S. Treasury Bills with an effective yield of zero%, February 5, 2015(SEGSF)		$289,000	288,999

U.S. Treasury Bills with an effective yield of zero%, January 29, 2015(SEGSF)		1,920,000	1,919,999

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.02%, January 15, 2015(SEGSF)		180,000	179,999

U.S. Treasury Bills with an effective yield of 0.01%, January 8, 2015		110,000	110,000

Total short-term investments (cost $16,423,961)			$16,423,961

TOTAL INVESTMENTS

Total investments (cost $326,980,931)(b)			$340,728,660

FORWARD CURRENCY CONTRACTS at 12/31/14 (aggregate face value $87,524,188) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	3/18/15	$4,237,416	$4,280,229	$(42,813)
Barclays Bank PLC
	Canadian Dollar	Buy	1/21/15	648,299	673,177	(24,878)
	Hong Kong Dollar	Sell	2/13/15	1,167,120	1,167,210	90
	Japanese Yen	Buy	2/13/15	364,856	379,538	(14,682)
	Singapore Dollar	Buy	2/13/15	1,143,179	1,175,317	(32,138)
	Swiss Franc	Buy	3/18/15	663,325	684,523	(21,198)
Citibank, N.A.
	Australian Dollar	Buy	1/21/15	949,998	1,019,630	(69,632)
	Australian Dollar	Sell	1/21/15	949,998	1,031,093	81,095
	British Pound	Sell	3/18/15	192,220	194,142	1,922
	Danish Krone	Buy	3/18/15	8,638,159	8,920,363	(282,204)
	Euro	Sell	3/18/15	947,854	978,547	30,693
	Japanese Yen	Sell	2/13/15	4,678,899	4,875,225	196,326
Credit Suisse International
	Canadian Dollar	Sell	1/21/15	2,056,920	2,133,668	76,748
	Norwegian Krone	Buy	3/18/15	1,934,484	2,080,877	(146,393)
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	890,145	914,749	24,604
	British Pound	Sell	3/18/15	1,218,902	1,223,791	4,889
	Euro	Buy	3/18/15	6,972,923	7,227,048	(254,125)
HSBC Bank USA, National Association
	Euro	Buy	3/18/15	433,363	403,457	29,906
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/18/15	3,505,140	3,541,117	35,977
	Euro	Buy	3/18/15	7,908,789	8,182,140	(273,351)
	Japanese Yen	Sell	2/13/15	5,732,299	5,761,935	29,636
	Norwegian Krone	Buy	3/18/15	972,323	1,045,978	(73,655)
	Singapore Dollar	Buy	2/13/15	1,588,473	1,607,821	(19,348)
	South Korean Won	Sell	2/13/15	4,181,764	4,171,076	(10,688)
	Swedish Krona	Buy	3/18/15	74,177	77,434	(3,257)
	Swiss Franc	Buy	3/18/15	5,042,012	5,238,530	(196,518)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/21/15	1,183,380	1,268,042	84,662
	Euro	Sell	3/18/15	325,719	336,278	10,559
	Israeli Shekel	Sell	1/21/15	836,498	856,441	19,943
	Swiss Franc	Buy	3/18/15	6,290,907	6,491,141	(200,234)
UBS AG
	British Pound	Sell	3/18/15	1,093,974	1,124,877	30,903
	Euro	Buy	3/18/15	3,146,152	3,260,972	(114,820)
	Swiss Franc	Buy	3/18/15	3,831,591	3,954,089	(122,498)
WestPac Banking Corp.
	Euro	Sell	3/18/15	1,204,554	1,243,733	39,179

Total						$(1,205,300)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2014 through December 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $329,778,785.
(b)	The aggregate identified cost on a tax basis is $327,295,761, resulting in gross unrealized appreciation and depreciation of $35,386,910 and $21,954,011, respectively, or net unrealized appreciation of $13,432,899.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,103,973, or 0.6% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$7,377,503	$30,234,783	$32,346,883	$2,637	$5,265,403
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $8,659,561, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $8,187,801.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,267,604 to cover certain derivatives contracts and the settlement of certain securities.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	19.0%
	United Kingdom	18.2
	United States	11.4
	Germany	7.3
	China	7.2
	France	4.5
	Ireland	3.6
	Hong Kong	3.4
	Switzerland	3.3
	Australia	2.8
	Belgium	2.7
	Italy	2.5
	Sweden	2.1
	India	1.9
	Spain	1.5
	South Korea	1.3
	Canada	1.1
	Netherlands	1.0
	Peru	0.7
	Singapore	0.6
	Vietnam	0.6
	United Arab Emirates	0.6
	Portugal	0.6
	Turkey	0.5
	Other	1.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,274,385 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $750,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$12,131,088	$50,213,863	$1,039,224
Consumer staples	3,381,019	36,072,966	—
Energy	1,201,128	7,497,525	—
Financials	10,174,359	51,386,431	1,064,749
Health care	15,010,639	28,146,395	—
Industrials	2,755,431	44,405,522	—
Information technology	10,560,201	16,087,991	—
Materials	3,903,721	5,450,885	—
Telecommunication services	—	10,497,254	—
Utilities	—	11,120,524	—
Total common stocks	59,117,586	260,879,356	2,103,973
Investment companies	2,079,604	—	—
U.S. treasury obligations	—	124,180	—
Short-term investments	5,265,403	11,158,558	—

Totals by level	$66,462,593	$272,162,094	$2,103,973

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,205,300)	$—

Totals by level	$—	$(1,205,300)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$697,132	$1,902,432

Total	$697,132	$1,902,432

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$136,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$–	$90	$310,036	$76,748	$29,493	$29,906	$65,613	$115,164	$30,903	$39,179	697,132

	Total Assets	$–	$90	$310,036	$76,748	$29,493	$29,906	$65,613	$115,164	$30,903	$39,179	$697,132

	Liabilities:
	Forward currency contracts#	42,813	92,896	351,836	146,393	254,125	–	576,817	200,234	237,318	–	1,902,432

	Total Liabilities	$42,813	$92,896	$351,836	$146,393	$254,125	$–	$576,817	$200,234	$237,318	$–	$1,902,432

	Total Financial and Derivative Net Assets	$(42,813)	$(92,806)	$(41,800)	$(69,645)	$(224,632)	$29,906	$(511,204)	$(85,070)	$(206,415)	$39,179	$(1,205,300)
	Total collateral received (pledged)##†	$(42,813)	$–	$–	$–	$(170,000)	$29,906	$(360,000)	$–	$(160,000)	$–
	Net amount	$–	$(92,806)	$(41,800)	$(69,645)	$(54,632)	$–	$(151,204)	$(85,070)	$(46,415)	$39,179

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2015